Document and Entity Information	Feb. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2020
Entity Registrant Name	JACK IN THE BOX INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-09390
Entity Tax Identification Number	95-2698708
Entity Address, Address Line One	9330 Balboa Avenue
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92123
City Area Code	858
Local Phone Number	571-2121
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000807882
Title of 12(b) Security	Common Stock
Trading Symbol	JACK
Security Exchange Name	NASDAQ